SUMMARY OF FAIR VALUE AT GRANT DATE (Details)	Sep. 28, 2021 $ / shares
Equity [Abstract]
Share price at date of grant	$ 5.26
Exercise price at date of grant	$ 0.001
Volatility	99.91%
Warrant life	5 years
Dividend yield	0.00%
Risk-free interest rate	1.02%
Average fair value at grant date	$ 5.26